Provisions - Movement (Details) - GBP (£) £ in Thousands	6 Months Ended
	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Movements in provisions
Opening balance	£ 15,977	£ 7,970	£ 7,795
Movement/reassessment in provisions	(91)	8,007	175
Closing balance	15,886	15,977	7,970
Current provisions	15,886	15,977	7,970
Tax
Movements in provisions
Opening balance	10,156	7,463	7,335
Movement/reassessment in provisions	(153)	2,693	128
Closing balance	10,003	10,156	7,463
Current provisions	10,003
Other provision
Movements in provisions
Opening balance	5,821	507	460
Movement/reassessment in provisions	62	5,314	47
Closing balance	5,883	£ 5,821	£ 507
Current provisions	£ 5,883